Employee Benefits - Schedule of Employee Benefits (Details) - MYR (RM)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Employee Benefits [Abstract]
Salaries, wages, bonuses and allowances	RM 1,110,592	RM 1,079,846
Defined contribution plans	66,233	88,911
Social security contributions	6,988	6,117
Other employee benefits	14,823	37,570
Total employee benefits	RM 1,198,636	RM 1,212,444